Income Taxes - Schedule of Reconciliation of Beginning and Ending Amount Of Unrecognized Tax Benefits (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at beginning of year	$ 800	$ 800
Increases (decreases) related to prior year tax positions	0	0
Balance at end of year	$ 800	$ 800